Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share	Basic earnings per share (EPS) is calculated by dividing the profit or loss attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

	2024	2023	2022
Weighted average number of shares
Ordinary shares in issue (’000)	2,830,567	2,830,567	2,830,370
Adjustment for weighting of ordinary shares in issue (’000)	—	(39)	(4,285)
Weighted average number of shares (’000)	2,830,567	2,830,528	2,826,085
(Loss)/profit attributable to owners of Sibanye-Stillwater (SA rand million)	(7,297)	(37,772)	18,396
Basic EPS (cents)	(258)	(1,334)	651

	2024	2023	2022
Diluted weighted average number of shares
Weighted average number of shares (’000)	2,830,567	2,830,528	2,826,085
Potential ordinary shares (’000)	—	39	4,696
Diluted weighted average number of shares (’000)	2,830,567	2,830,567	2,830,781
Diluted basic EPS (cents)	(258)	(1,334)	650

Headline earnings per share	Reconciliation of profit attributable to owners of Sibanye-Stillwater to headline earnings:

Figures in million – SA rand unless otherwise stated	Notes	Gross	Net of tax
2024
Loss attributable to owners of Sibanye-Stillwater			(7,297)
Gain on disposal of property, plant and equipment		(55)	(38)
Impairments	10	9,173	9,098
Impairment recognised by equity-accounted investee, net of tax		19	19
Compensation for losses incurred		(26)	(20)
Foreign exchange movement recycled through profit or loss		55	55
Re-measurement items, attributable to NCI			—
Headline earnings			1,817
Weighted average number of shares (’000)			2,830,567
Headline EPS (cents)			64
2023
Loss attributable to owners of Sibanye-Stillwater			(37,772)
Gain on disposal of property, plant and equipment		(105)	(79)
Impairments	10	47,454	41,106
Gain on acquisition		(898)	(898)
Gain on remeasurement of previous interest in Kroondal	19	(298)	(298)
Impairment recognised by equity-accounted investee, net of tax	10	1,384	1,384
Foreign exchange movement recycled through profit or loss		(1,663)	(1,663)
Re-measurement items, attributable to NCI			4
Headline earnings			1,784
Weighted average number of shares (’000)			2,830,528
Headline EPS (cents)			63
2022
Profit attributable to owners of Sibanye-Stillwater			18,396
Gain on disposal of property, plant and equipment		(162)	(128)
Reversal of impairments	10	(6)	(4)
Loss on deconsolidation of subsidiaries		308	308
Profit on sale of Lonmin Canada		(145)	(145)
Foreign exchange movement recycled through profit or loss		(14)	(14)
Re-measurement items, attributable to NCI			9
Headline earnings			18,422
Weighted average number of shares (’000)			2,826,085
Headline EPS (cents)			652
12.4 Diluted headline earnings per share
Diluted headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the diluted weighted average number of ordinary shares in issue during the year.

	2024	2023	2022
Diluted headline earnings (R' million)	1,817	1,784	18,422
Diluted weighted average number of shares (’000)	2,830,567	2,830,567	2,830,781
Diluted headline EPS (cents)	64	63	651